Fair Value Measurements (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Assets:
Marketable securities held in Trust Account	$ 92,029,147	$ 91,997,501
Liabilities:
Warrant Liability	5,138,148	3,404,014
Level 1 | Recurring
Assets:
Marketable securities held in Trust Account	92,029,147	91,997,501
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant Liability	4,753,334	3,250,667
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warrant Liability	$ 384,814	$ 153,347